Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplementary Balance Sheet Information [Abstract]
Schedule of cash cash equivalents and deposits
	December 31,
	2 0 1 8	2 0 1 7
	U.S. dollars in
	thousands

Cash	$1,389	$2,744
Cash equivalents	314	159
Total cash	$2,739	$5,014

Short term deposits (a)	$8,714	$6,102

Long term deposit (b)	$98	$101
Total	$11,551	$11,217

(a)	The average rate of short-term deposits is 2.92%.
(b)	The deposit maturity is June 2020 and the rate is 1.8%.

Schedule of accounts receivable, other
	December 31,
	2 0 1 8	2 0 1 7
	U.S. dollars in
	thousands

Government	$227	$659
Employees	19	25
Sundry	314	159
	$560	$843

Schedule of accounts payable and accruals - other
	December 31,
	2 0 1 8	2 0 1 7
	U.S. dollars in
	thousands

Payroll and related expenses	$899	$507
Government institutions	218	208
Accrued vacation pay	79	52
Accrued expenses and sundry	305	70
	$1,501	$837